FINANCIAL STATEMENT SCHEDULE I - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	May 31, 2015 USD ($)
Assets
Cash and cash equivalents	¥ 159,799	$ 22,357		¥ 103,752		¥ 365,115
Total assets	1,799,746	251,792		1,781,403
Liabilities
Accrued expenses and other current liabilities	99,292	13,891		92,154
Contingent earn-out liabilities	97,417	13,629		83,872		44,856
Total liabilities	2,610,612	365,238		2,560,537
Mezzanine equity	1,425,485	199,432		644,043		368,546		¥ 157,200
Shareholders' deficit:
Ordinary shares	27	4		27
Accumulated deficits	(2,275,924)	(318,414)		(1,478,466)
Accumulated other comprehensive income (loss)	(5,908)	(827)		1,713
Total Q&K International Group Limited shareholders' deficit	(2,246,028)	(314,232)		(1,440,949)
Total liabilities, mezzanine equity and shareholders' deficit	1,799,746	251,792		1,781,403
Parent Company
Assets
Cash and cash equivalents	101,157	14,152		49,880
Other receivables, deposits and other assets	1			1
Amounts due from subsidiaries and consolidated VIEs	522,124	73,047		344,580
Total assets	623,282	87,199		394,461
Liabilities
Accrued expenses and other current liabilities				6,020
Contingent earn-out liabilities	97,417	13,629		83,872
Deficit of investments in subsidiaries and consolidated VIEs	1,346,408	188,370		1,101,475
Total liabilities	1,443,825	201,999		1,191,367
Mezzanine equity	1,425,485	199,432		644,043
Shareholders' deficit:
Ordinary shares	27	4		27
Accumulated deficits	(2,275,924)	(318,414)		(1,478,466)
Accumulated other comprehensive income (loss)	(5,908)	(827)		1,713
Total Q&K International Group Limited shareholders' deficit	(2,246,028)	(314,232)		(1,440,949)
Total liabilities, mezzanine equity and shareholders' deficit	623,282	87,199		394,461
Series B convertible redeemable preferred shares [Member]
Liabilities
Mezzanine equity	316,765	44,317		205,723					$ 20,000
Series B convertible redeemable preferred shares [Member] | Parent Company
Liabilities
Mezzanine equity	316,765	44,317		205,723
Series C convertible redeemable preferred shares [Member]
Liabilities
Mezzanine equity	272,633	38,143		235,681		¥ 54,059	$ 30,000
Series C convertible redeemable preferred shares [Member] | Parent Company
Liabilities
Mezzanine equity	272,633	38,143		235,681
Series C-1 convertible redeemable preferred shares [Member]
Liabilities
Mezzanine equity	236,320	33,062		202,639	$ 30,000
Series C-1 convertible redeemable preferred shares [Member] | Parent Company
Liabilities
Mezzanine equity	236,320	33,062		202,639
Series C-2 convertible redeemable preferred shares [Member]
Liabilities
Mezzanine equity	599,767	83,910	$ 83,250
Series C-2 convertible redeemable preferred shares [Member] | Parent Company
Liabilities
Mezzanine equity	599,767	83,910
Series A non-redeemable preferred shares [Member]
Shareholders' deficit:
Series A non-redeemable preferred shares	35,777	5,005		35,777
Series A non-redeemable preferred shares [Member] | Parent Company
Shareholders' deficit:
Series A non-redeemable preferred shares	¥ 35,777	$ 5,005		¥ 35,777